Cover	Nov. 10, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 10, 2025
Entity File Number	000-56570
Entity Registrant Name	Jingbo Technology, Inc.
Entity Central Index Key	0001647822
Entity Tax Identification Number	47-3240707
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Floor 1 to 6
Entity Address, Address Line Two	No. 1 to 10
Entity Address, Address Line Three	Chuangyi Road Yinhu Village
Entity Address, City or Town	Shoujiang Town Fuyang District
Entity Address, Country	CN
Entity Address, Postal Zip Code	310000
City Area Code	+86
Local Phone Number	4009260345
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false